Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit risk [Abstract]
Average payment period of significant client	180 days
TMM DM [Member]
Concentration of risk [Abstract]
Percentage of revenue	17.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	10.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue	9.00%
Pemex Exploracion y Produccion [Member]
Concentration of risk [Abstract]
Percentage of revenue		16.00%
P.M.I Trading Limited [Member]
Concentration of risk [Abstract]
Percentage of revenue		13.00%
Fieldwood Energy E&P Mexico [Member]
Concentration of risk [Abstract]
Percentage of revenue		13.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	4.00%	5.00%